CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net loss for the year	$ (18,135,897)	$ (25,569,979)	$ (15,436,410)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain (loss) on marketable securities, net of tax of nil	5,445	(142,901)	(396,546)
Realized loss included in net loss, net of tax of nil	0	0	4,039
Impairment loss on marketable securities, net of tax of nil	46,629	162,479	178,250
Other comprehensive income (loss)	52,074	19,578	(214,257)
Comprehensive loss for the year	$ (18,083,823)	$ (25,550,401)	$ (15,650,667)